Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss) income	$ (42,219)	$ 196,727	$ 71,990
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	1,210	1,712	2,265
Recovery of expected credit losses	(5,433)	(753)	(5,135)
Change in cash surrender value of investments in life insurance policies		(16,206)	(5,694)
Deferred tax benefit	(8,615)	(3,074)	(474)
Changes in operating assets and liabilities:
Accounts receivable	148,038	172,065	(246,740)
Inventories	(161,881)	1,153,028	(1,434,742)
Prepayments and other current assets	(82,282)	(205,229)	(124,283)
Accounts payable	(216,270)	33,919	(198,474)
Contract liabilities	(14,530)	(93,097)	(1,764)
Accrued expenses and other current liabilities	(61,013)	52,191	(107,601)
Income tax payables	(20,000)	68,497	(107,893)
Net cash (used in) provided by operating activities	(462,995)	1,359,780	(2,158,545)
Cash flows from financing activities:
Proceeds from bank borrowings	7,491,926	10,933,910	9,243,720
Repayments of bank borrowings	(8,115,481)	(11,010,720)	(7,336,965)
Repayments of advances from a related party		(968,862)
Advances from a related party	1,229,454		523,854
Proceeds from issuance of ordinary shares	2,000,000
Dividend distribution			(446,967)
Payments of offering costs related to Initial Public Offering (“IPO”)	(639,587)
Net cash provided by (used in) financing activities	1,966,312	(1,045,672)	1,983,642
Effect of exchange rate changes on cash and restricted cash	19,472	(689)	(983)
Net increase (decrease) in cash and restricted cash	1,522,789	313,419	(175,886)
Cash and restricted cash, beginning of the year	1,497,894	1,184,475	1,360,361
Cash and restricted cash, end of the year	3,020,683	1,497,894	1,184,475
Reconciliation of cash and restricted cash to the consolidated balance sheets
Cash	2,640,484	1,120,122	806,626
Restricted cash	380,199	377,772	377,849
Total cash and restricted cash	3,020,683	1,497,894	1,184,475
Supplemental disclosures of cash flow information:
Income tax paid (refund)	38,806	(49,300)	112,441
Interest paid	283,024	336,817	170,535
Supplemental disclosure of non-cash investing and financing activities:
Settlement of the sale proceeds of life insurance policies with amount due to a related party	817,470
Settlement of dividend distribution with amount due from a related party		255,410
Settlement of subscription receivable with amount due to a related party	$ 10,000